Basis of Presentation (Details)	12 Months Ended
	Aug. 31, 2020 USD ($) yr Segment	Aug. 31, 2019 USD ($) Segment	Aug. 31, 2018 Segment
Leases [Abstract]
Right-of-use assets	$ 10,758,000	$ 0
Lease liabilities	10,583,000	10,843,000
Prepaid rent	$ 5,631,000	$ 6,510,000
Revenue recognition under IFRS 15 [Abstract]
Maximum term for payments pursuant to contracts	1 year
Operating segments [Abstract]
Number of operating segments | Segment	1	1	1
Bottom of Range [Member]
Revenue recognition under IFRS 15 [Abstract]
Term of payments for products and services	30 days
Warranty [Abstract]
Basic warranty period | yr	1
Top of Range [Member]
Revenue recognition under IFRS 15 [Abstract]
Term of payments for products and services	90 days
Warranty [Abstract]
Basic warranty period | yr	3
IFRS 16 [Member]
Leases [Abstract]
Right-of-use assets		$ 11,321,000
Lease liabilities		10,843,000
Prepaid rent		$ 478,000
Land Improvements [Member]
Property, plant and equipment and depreciation [Abstract]
Estimated useful lives	15 years
Buildings [Member] | Bottom of Range [Member]
Property, plant and equipment and depreciation [Abstract]
Estimated useful lives	20 years
Buildings [Member] | Top of Range [Member]
Property, plant and equipment and depreciation [Abstract]
Estimated useful lives	60 years
Equipment [Member] | Bottom of Range [Member]
Property, plant and equipment and depreciation [Abstract]
Estimated useful lives	3 years
Equipment [Member] | Top of Range [Member]
Property, plant and equipment and depreciation [Abstract]
Estimated useful lives	15 years
Leasehold Improvements [Member]
Property, plant and equipment and depreciation [Abstract]
Estimated useful lives	The lesser of useful life and remaining lease term
Core Technology [Member] | Bottom of Range [Member]
Intangible assets [Abstract]
Estimated useful lives	2 years
Core Technology [Member] | Top of Range [Member]
Intangible assets [Abstract]
Estimated useful lives	8 years
Customer Relationships [Member] | Bottom of Range [Member]
Intangible assets [Abstract]
Estimated useful lives	3 months
Customer Relationships [Member] | Top of Range [Member]
Intangible assets [Abstract]
Estimated useful lives	5 years
Brand Names [member]
Intangible assets [Abstract]
Estimated useful lives	1 year
Software [Member] | Bottom of Range [Member]
Intangible assets [Abstract]
Estimated useful lives	2 years
Software [Member] | Top of Range [Member]
Intangible assets [Abstract]
Estimated useful lives	8 years